June 10, 2009

VIA EDGAR

Ms. Rebecca A. Marquigny
Senior Counsel/ Office of Insurance Products
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Re:	Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account – G
Pre-Effective Amendment No. 3, 1933 Act File No. 333-155153

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this pre-effective amendment in response to your oral comments provided on May 11, 2009.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Responses to your comments are below:

1. Fee Tables (pp. 7-10).
Comment
(a) Where the "Current Charge" equals the "Maximum Charge", strike the "Current Charge".
(b) The font size in the Fee Tables should be larger than the corresponding endnotes.
(c) Add the "Flat Extra" fee to the Fee Table.

Response

The fee tables and corresponding endnotes have been revised accordingly.  Additionally, the following disclosure was added to the "Cost of Insurance" sub-section of the "Standard Policy Charges" section:

Flat Extras and Substandard Ratings.   We may add an additional component to the Cost of Insurance Charge called a "Flat Extra" if certain factors result in an Insured receiving a Substandard Rating.  These factors include an Insured's occupation and certain other habits or activities that increase the Insured's likelihood of being in an accident or otherwise exposed to health hazards.  The Flat Extra compensates us for the increased risk of providing life insurance when one or more of these factors apply to an Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied, it will be deducted from the Policy's Cash Value on the Policy Date and each monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra applies, it is shown on the Policy Data Pages.

2. How Sub-Account Investment Experience is Determined (p. 10).
Comment
Please clarify or direct the Staff to existing disclosure that explains how the number of units redeemed is determined when charges are deducted from the policy.

Response
The first sentence in the first paragraph under "How Sub-Account Investment Experience is Determined" has been revised as follows:

Sub-Account allocations are accounted for in Accumulation Units.

Additionally, the following sentence has been added to the first paragraph of the "Standard Policy Charges" and the "Policy Riders and Rider Charges" sections:

These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.

3. The Policy – Purchasing a Policy (p. 13).
Comment
Confirm that the existing language in the last sentence in the fifth paragraph of "Purchasing a Policy" is accurate.

Response
We have consulted with our Operations and revised the disclosure to reflect how we administer Premium, as follows:

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  Any initial Net Premium designated to be allocated to the fixed investment option will be so allocated immediately upon receipt.  If you live in a state that requires us to refund the initial Premium, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the initial Net Premium to the designated Sub-Accounts based on the allocation instructions in effect at that time.

4. Surrender Charges (p. 17).
Comment
Please include the amount of the Surrender Charge (maximum and minimum) in the text so the reader has all of the relevant information in that location and does not have to refer back to the Fee Table.

Response
The following language has been added to the fifth paragraph of the "Surrender Charges" section:

The Surrender Charge is assessed during the first fifteen policy years from the Policy Date or from the date of a Base Policy Specified Amount increase.  The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount.  The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

5. Cost of Insurance Charge (p. 17).
Comment
The existing text regarding the Flat Extra charge contradicts a previous response to Staff comments.  Revise or add disclosure as necessary.

Response
Disclosure regarding the Flat Extra charge was added to the "Cost of Insurance Charge" sub-section as indicated in our response to Comment 1 above.

6. Extended Death Benefit Guarantee Rider (p. 25).
Comment
(a) Correct the lettering/numbering associated with the 10 Year Paid-Up Method and Monthly Premium Method descriptions.
(b) Revise disclosure to reflect, conceptually, what value each test measures.
(c) Disclose the illustration charge, if any.

Response
The lettering/numbering has been revised accordingly.  Additionally, the following disclosure was added to the third paragraph of "How this Rider Operates":

Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide's risk that the Surviving Insured may die during a period when the policy would otherwise Lapse.  Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium.  The 10 Year Paid-Up Method is generally used by policy owners who pay a larger premium during the first ten policy years.  In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower premium over a longer period of time.

The following sentence was added as the last sentence to the ninth paragraph of "How this Rider Operates":

Currently, we do not charge for illustrations; however, we reserve the right to charge for illustrations in the future.  For more information on illustration charges, see the "Illustration Charge" sub-section of the "Standard Policy Charges" section of this prospectus.

7. Lapse – Guarantee Policy Continuation Provision (p. 31).
Comment
Simplify the disclosure in the first paragraph under "Guaranteed Policy Continuation Provision" and state the charge, if any, that may be assessed for assistance.

Response
The last paragraph of the Surrender Charges provision was revised as follows:

The policy provides for a guaranteed policy continuation period (referred to as the "Initial Death Benefit Guarantee Period") which is shown on the Policy Data Pages.  During the Initial Death Benefit Guarantee Period, the policy will not Lapse if the Premium paid is equal to or greater than the sum of the monthly initial death benefit guarantee premium for each month your policy has been In Force.  The monthly initial death benefit guarantee premium is shown on the Policy Data Pages.  For the purposes of this provision, actual Premium paid is reduced by any Indebtedness, partial surrenders, and/or Returned Premium.  For free assistance in determining if your policy meets the requirements of this provision, contact us at the phone number or address listed on page 1.

8. Appendix C: State Variations  (p. 59).
Comment
Add disclosure regarding an applicant's responsibility to contact Nationwide or their registered representative to determine availability of certain riders and/or policy benefits or restrictions.

Response
The disclosure has been revised as follows (emphasis added):

Described below are the state specific variations to certain disclosures in the prospectus resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus. Information regarding a state’s requirements does not mean Nationwide currently offers this policy in that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information of state variations.

9. Part C – Item 26 – Exhibits – (k) Opinion of Counsel.
Comment
Please revise the opinion of counsel to comply with Item 26 of Form N-6.

Response
The opinion of counsel has been revised accordingly.

10. Other Required Disclosure, Exhibits, and Representations.
All exhibits, financial statements and other required disclosure are included in this Pre-Effective Amendment No. 3.

We acknowledge the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	the insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:

•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the Staff of the Commission,  or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely,

/s/ CHRISTINE M. WALKUP
Christine M. Walkup
Senior Counsel
Nationwide Life and Annuity Insurance Company